DESCRIPTION OF THE PLAN - Employer Annual Contribution (Details)	Dec. 31, 2025
AbbVie Savings Plan | Less than 30
DESCRIPTION OF THE PLAN
Contribution Percentage	2.00%
AbbVie Savings Plan | 30-39
DESCRIPTION OF THE PLAN
Contribution Percentage	3.00%
AbbVie Savings Plan | 40-49
DESCRIPTION OF THE PLAN
Contribution Percentage	4.00%
AbbVie Savings Plan | 50-59
DESCRIPTION OF THE PLAN
Contribution Percentage	5.00%
AbbVie Savings Plan | 60-69
DESCRIPTION OF THE PLAN
Contribution Percentage	6.00%
AbbVie Savings Plan | 70 or more
DESCRIPTION OF THE PLAN
Contribution Percentage	7.00%
AbbVie Puerto Rico Savings Plan | Less than 30
DESCRIPTION OF THE PLAN
Contribution Percentage	2.00%
AbbVie Puerto Rico Savings Plan | 30-39
DESCRIPTION OF THE PLAN
Contribution Percentage	3.00%
AbbVie Puerto Rico Savings Plan | 40-49
DESCRIPTION OF THE PLAN
Contribution Percentage	4.00%
AbbVie Puerto Rico Savings Plan | 50-59
DESCRIPTION OF THE PLAN
Contribution Percentage	5.00%
AbbVie Puerto Rico Savings Plan | 60-69
DESCRIPTION OF THE PLAN
Contribution Percentage	6.00%
AbbVie Puerto Rico Savings Plan | 70 or more
DESCRIPTION OF THE PLAN
Contribution Percentage	7.00%